CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 19,180	$ 42,813
Short-term bank deposits	59,000	38,000
Available-for-sale marketable securities	54,271	40,798
Trade receivables (net of allowance for doubtful accounts of $707 and $441 at December 31, 2014 and 2013 respectively)	23,759	16,908
Other receivables and prepaid expenses	5,383	7,646
Inventories	10,109	13,798
Total current assets	171,702	159,963
NON-CURRENT ASSETS:
Severance pay fund	262	254
Deferred taxes	1,716	1,602
Other assets	4,948	1,343
Total non-current assets	6,926	3,199
PROPERTY AND EQUIPMENT, NET	5,957	5,874
INTANGIBLE ASSETS, NET	7,549	9,407
GOODWILL	20,814	20,814
Total assets	212,948	199,257
CURRENT LIABILITIES:
Trade payables	6,300	3,191
Employees and payroll accruals	7,237	6,129
Deferred revenues	12,704	12,504
Other payables and accrued expenses	7,287	4,777
Total current liabilities	33,528	26,601
LONG-TERM LIABILITIES:
Deferred revenues	4,158	2,447
Accrued severance pay	282	282
Total long-term liabilities	4,440	2,729
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2014 and 2013; Issued and outstanding: 33,319,923 and 32,877,118 shares at December 31, 2014 and 2013, respectively	819	774
Additional paid-in capital	252,120	242,629
Accumulated other comprehensive income (loss)	(1,620)	366
Accumulated deficit	(76,339)	(73,842)
Total shareholders' equity	174,980	169,927
Total liabilities and shareholders' equity	$ 212,948	$ 199,257